Patents and Licenses (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense for patents and licenses	$ 30,000	$ 60,000	$ 60,000